Goodwill - Activity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Abstract]
Goodwill at beginning of period	$ 2,923	$ 3,473
Goodwill Disposed (Note 5)	0	(550)
Goodwill at end of period	$ 2,923	$ 2,923